[logo - American Funds(sm)]

The right choice for the long term(sm)

THE GROWTH FUND OF AMERICA

[photograph: crew of rowers propelling a racing shell]

Semi-annual report for the six months ended February 28, 2002


THE GROWTH FUND OF AMERICA(R)

The Growth Fund of America(r) is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge), unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2002 (the most recent calendar quarter):

                                        ONE YEAR        FIVE YEARS        TEN YEARS
CLASS A SHARES
Reflecting 5.75% maximum sales          -4.96%          +16.27%           +14.80%
charge

                                        ONE YEAR        LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent        -4.91%          -10.62%/1/
deferred sales charge (CDSC),
maximum of 5%, payable only if
shares are sold within six years
of purchase
Not reflecting CDSC                     +0.09%          -9.06%/1/
Class C shares
Reflecting CDSC, maximum of 1%,         -1.04%          -2.74%/2/
payable only if shares are sold
within one year of purchase

Not reflecting CDSC                     -0.04%          -2.74%/2/

Class F shares

Not reflecting annual asset-            +0.76%          -1.93%/2/
based fee charged by sponsoring
firm


Class 529 shares

Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.

/1/Average annual compound return from March 15, 2000, when Class B shares first became available.

/2/Average annual compound return from March 15, 2001, when Class C and Class F shares first became available.

For the most current investment results, please refer to americanfunds.com. Please see back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



FELLOW SHAREHOLDERS:

The Growth Fund of America continued to feel the effects of the prolonged decline in overall stock prices, producing a total return of -3.3% for the six months ended February 28. Although the results were negative, they were generally in line with the benchmarks against which we measure ourselves and better than several of them.

As the table below illustrates, comparable Lipper fund indexes experienced declines ranging from -2.3% to -7.4%, while Standard & Poor's 500 Composite Index, a broad measure of mostly large U.S. stocks, fell 1.6%. In addition, the technology-heavy Nasdaq Composite declined 4.1%.

                                    SIX-MONTH       ONE-YEAR       FIVE-YEAR      LIFETIME
                                    TOTAL           TOTAL          AVERAGE        AVERAGE
                                    RETURNS         RETURNS        ANNUAL         ANNUAL
                                                                   COMPOUND       COMPOUND
                                                                   RETURNS        RETURNS*

The Growth Fund of America          -3.3%           -11.5%         +15.8%         +16.5%

Standard & Poor's 500               -1.6            -9.5           +8.5           +12.9
Composite Index

Lipper Capital Appreciation         -4.7            -14.8          +6.5           +12.6
Fund Index

Lipper Growth Fund Index            -5.0            -15.3          +6.2           +11.7

Lipper Multi-Cap Core Fund          -2.3            -9.0           +7.5           +12.2
Index

Lipper Multi-Cap Growth Fund        -7.4            -21.7          +5.7           +12.6
Index


As of February 28, 2002

*Since 12/1/73, when Capital Research and Management Company became the fund's investment adviser.


We are pleased to report that The Growth Fund of America continues to outpace its benchmark indexes by a significant margin over extended periods.

The U.S. stock market has risen significantly from its September 21 low after the terrorist attacks. However, the journey has been rocky for many growth stocks. Excess capacity, an inventory glut and cuts in corporate capital spending continue to impact technology and telecommunications companies. Even the more solid of these companies are still reeling from steep declines that began in March 2000. On the other hand, traditional growth stocks have shown resilience in recent months.

The fund increased investments in insurance, financial services, specialty retailing and pharmaceuticals. The portfolio counselors sold some technology stocks that they felt were overvalued. They bought other technology stocks when the shares fell to what were believed to be attractive prices. In some cases, however, the move back into technology stocks turned out to be premature.

WHAT HURT RESULTS

Technology, media and telecommunications companies, whose stocks had soared in the late 1990s and early 2000, were generally weak during the past six months. Investments that hurt the fund included Texas Instruments (-11.3%), the leading producer of digital signal processors; Corning (-44.0%), a manufacturer of optical fiber; and AT&T (-18.4%), the telecommunications giant and top U.S. cable operator.

A number of media holdings hurt, primarily due to weak advertising spending. Those that slipped were AOL Time Warner (-33.6%), a media and communications conglomerate and one of our largest holdings; News Corp. (-21.6%), a global media company with television and newspaper interests; and Fox Entertainment Group (-9.1%), owner of film and television properties. However, USA Networks, owner of cable TV networks and TV stations, rose 27.6% and Viacom, a media conglomerate that is the fund's largest holding, climbed 9.8%.

STOCKS WITH POSITIVE RESULTS

For the most part, a number of traditional growth companies helped the fund. They included Starbucks (+36.4%), the upscale coffee retail chain; FedEx (+37.4%), the leader in overnight package delivery; Limited (+27.7%), a specialty women's apparel retailer; and Michaels Stores (+41.8%), an operator of arts and crafts stores.

The fund's cash and equivalent holdings of 15.3% also helped cushion the portfolio in the volatile market. These reserves are available to invest in stocks of our favorite companies should they fall to what we consider bargain levels.

LOOKING FORWARD

On the economic front, there are signs that the recession may be ending. The inventory glut appears to be abating at some technology companies. If the dollar continues to weaken, that should help U.S. manufacturers sell their products abroad. Congress, government regulators and several private sector groups are attempting to improve the transparency of financial reporting. While this may cause some market disruptions in the short run, we think accounting reform will prove to be healthy for the financial system and for the stock and bond markets.

In addition, it should be reassuring to remember that the fund's portfolio counselors have been through difficult markets before. The fund's six counselors, who each manage a portion of the fund's assets, are all veterans with an average of 18 years' experience with the fund.

We welcome the new shareholders who have joined The Growth Fund of America in the past six months. As always, we recommend you take a long-term perspective toward your investments.

Cordially,

/s/ James F. Rothenberg
James F. Rothenberg
Chairman of the Board

/s/ James E. Drasdo
James E. Drasdo
President

April 8, 2002

The Growth Fund of America
Investment Portfolio
February 28, 2002


[pie chart]
Largest Industry Holdings
MEDIA                                                             11.49%
SEMICONDUCTOR EQUIPMENT & PRODUCTS                                10.59%
PHARMACEUTICALS                                                    9.12%
INSURANCE                                                          7.26%
SPECIALTY RETAIL                                                   5.02%
OTHER INDUSTRIES                                                  41.21%
[end chart]




                                                              Percent of
Largest Equity Holdings                                       Net Assets
Viacom                                                             3.09%
Lowe's Companies                                                     2.91
Eli Lilly                                                            2.24
American International Group                                         2.02
Berkshire Hathaway                                                   2.01
AOL Time Warner                                                      2.00
Philip Morris                                                        1.99
Forest Laboratories                                                  1.71
Texas Instruments                                                    1.68
Clear Channel Communications                                         1.65

The Growth Fund of America, Inc.
Investment portfolio, February 28, 2002                                                         Unaudited




                                                                                   Shares    Market value
Equity securities (common and preferred stocks)                                                     (000)

MEDIA  -  11.49%
Viacom Inc., Class B, nonvoting /1/                                             24,418,000     $ 1,136,658
Viacom Inc., Class A  /1/                                                        1,879,400          87,749
AOL Time Warner Inc.  /1/                                                       31,981,000         793,129
Clear Channel Communications, Inc.  /1/                                         13,981,192         651,803
Comcast Corp., Class A, nonvoting  /1/                                          11,800,000         399,666
USA Networks, Inc.  /1/                                                         12,250,000         362,110
News Corp. Ltd. (ADR) (Australia)                                                6,650,000         170,107
News Corp. Ltd., preferred (ADR)                                                 6,755,399         146,862
Cablevision Systems Corp. - New York Group,                                      6,590,000         236,581
 Class A  /1/
Cablevision Systems Corp. - Rainbow Media Group,                                   100,000           2,530
 Class A  /1/
Adelphia Communications Corp., Class A  /1/                                      9,177,100         201,437
Fox Entertainment Group, Inc., Class A  /1/                                      8,720,000         194,456
TMP Worldwide Inc.  /1/                                                          4,300,000         120,056
Univision Communications Inc., Class A  /1/                                        450,000          18,558
Liberty Media Corp., Class A  /1/                                                1,000,000          12,800
Telewest Communications PLC (United Kingdom) /1/                                50,000,000          12,554
United Pan-Europe Communications NV (Netherlands) /1/                            7,475,000           1,750


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  10.59%
Texas Instruments Inc.                                                          22,652,800         664,860
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) /1/                       239,159,000         560,155
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) /1/                              750,000          12,187
Applied Materials, Inc.  /1/                                                    10,200,000         443,394
KLA-Tencor Corp.  /1/                                                            7,100,000         411,161
Xilinx, Inc.  /1/                                                                8,550,000         307,116
Linear Technology Corp.                                                          6,050,000         222,821
Maxim Integrated Products, Inc.  /1/                                             4,850,000         221,936
Micron Technology, Inc.  /1/                                                     6,260,000         201,259
Analog Devices, Inc.  /1/                                                        5,316,666         197,833
Altera Corp.  /1/                                                                9,550,000         182,118
Cypress Semiconductor Corp.  /1//2/                                              6,150,000         122,078
LSI Logic Corp.  /1/                                                             7,000,000         104,930
Microchip Technology Inc.  /1/                                                   3,000,000         102,540
Applied Micro Circuits Corp.  /1/                                               12,071,000          92,826
Agere Systems Inc., Class A  /1/                                                22,166,247          88,665
PMC-Sierra, Inc.  /1/                                                            5,300,000          77,433
National Semiconductor Corp.  /1/                                                2,800,000          70,420
Teradyne, Inc. /1/                                                               1,300,000          43,563
Conexant Systems, Inc.  /1/                                                      2,500,000          25,600
Broadcom Corp., Class A  /1/                                                       750,000          22,987
ON Semiconductor Corp.  /1/                                                      6,175,000          17,599


PHARMACEUTICALS  -  9.12%
Eli Lilly and Co.                                                               11,705,000         886,420
Forest Laboratories, Inc.  /1/                                                   8,490,600         675,172
AstraZeneca PLC, (Sweden)                                                        6,740,000         343,572
AstraZeneca PLC (United Kingdom)                                                 3,250,000         164,393
AstraZeneca PLC (ADR)                                                            2,180,000         111,136
Pfizer Inc                                                                       6,500,000         266,240
Novartis AG (Switzerland)                                                        5,134,000         195,476
Novartis AG (ADR)                                                                1,153,643          43,792
Pharmacia Corp.                                                                  5,758,643         236,392
Johnson & Johnson                                                                3,800,000         231,420
American Home Products Corp.                                                     2,325,000         147,754
Elan Corp., PLC (ADR) (Ireland) /1/                                              7,551,300         106,473
Andrx Corp. - Andrx Group  /1/                                                   2,720,000          90,984
King Pharmaceuticals, Inc.  /1/                                                  2,000,000          62,120
Scios Inc.  /1/                                                                  1,200,000          23,988
Shire Pharmaceuticals Group PLC (ADR) (United                                      515,000          12,247
 Kingdom) /1/
Guilford Pharmaceuticals, Inc.  /1/                                                900,000           7,650
IVAX Corp.  /1/                                                                    265,000           4,505


INSURANCE  -  7.26%
American International Group, Inc.                                              10,800,000         798,876
Berkshire Hathaway Inc., Class A  /1/                                               10,900         795,700
XL Capital Ltd., Class A                                                         4,240,000         403,902
Progressive Corp.                                                                2,035,000         317,053
Marsh & McLennan Companies, Inc.                                                 1,681,100         177,440
Manulife Financial Corp. (Canada)                                                6,500,000         168,610
Aon Corp.                                                                        3,641,900         126,119
Protective Life Corp.                                                            1,500,000          46,590
MGIC Investment Corp.                                                              600,000          40,272


SPECIALTY RETAIL  -  5.02%
Lowe's Companies, Inc.                                                          25,433,200       1,150,852
Office Depot, Inc.  /1/                                                         12,306,900         233,954
Limited Inc.                                                                    11,716,000         211,005
Staples, Inc.  /1/                                                               9,100,000         178,997
Michaels Stores, Inc.  /1/                                                       3,200,000          95,360
United Rentals, Inc.  /1/                                                        3,000,000          72,990
Circuit City Stores, Inc. - Circuit City Group                                   2,500,000          44,700


SOFTWARE  -  3.33%
Microsoft Corp.  /1/                                                             7,450,000         434,633
Cadence Design Systems, Inc.  /1/ /2/                                           12,400,000         262,260
PeopleSoft, Inc.  /1/                                                            5,900,000         171,513
Synopsys, Inc.  /1/                                                              2,800,000         131,880
Oracle Corp.  /1/                                                                4,050,000          67,311
Intuit Inc.  /1/                                                                 1,650,000          62,518
National Instruments Corp.  /1/                                                  1,500,000          54,885
Autodesk, Inc.                                                                     901,000          39,797
Macromedia, Inc.  /1/                                                            1,700,000          29,750
BEA Systems, Inc.  /1/                                                           2,050,000          26,055
i2 Technologies, Inc.  /1/                                                       4,100,000          22,345
VERITAS Software Corp.  /1/                                                        300,000          10,647
BMC Software, Inc.  /1/                                                            300,000           4,815


OIL & GAS  -  2.79%
EOG Resources, Inc.                                                              5,200,000         182,988
LUKoil Holding (ADR) (Russia)                                                    3,750,000         181,875
Norsk Hydro AS (ADR) (Norway)                                                    3,036,000         130,548
Ocean Energy, Inc.                                                               7,140,800         130,320
Suncor Energy Inc. (Canada)                                                      3,831,653         127,626
Shell Canada Ltd. (Canada)                                                       2,518,500          77,702
Pogo Producing Co.                                                               2,644,400          71,399
Imperial Oil Ltd. (Canada)                                                       2,500,000          70,587
Enterprise Oil PLC (United Kingdom)                                              6,953,573          60,982
Murphy Oil Corp.                                                                   439,000          37,833
Petro-Canada (Canada)                                                              980,700          23,063
Devon Energy Corp.                                                                 210,200           9,182


DIVERSIFIED FINANCIALS  -  2.53%
Fannie Mae                                                                       6,823,200         533,915
Capital One Financial Corp.                                                      4,250,000         209,397
USA Education Inc.                                                               1,500,000         139,125
Household International, Inc.                                                    2,300,000         118,450


COMMERCIAL SERVICES & SUPPLIES  -  2.48%
Sabre Holdings Corp., Class A  /1/                                               5,262,811         231,616
Paychex, Inc.                                                                    4,725,000         174,589
Robert Half International Inc.  /1/                                              4,610,000         119,906
Allied Waste Industries, Inc.  /1/                                               7,986,900         104,229
Ceridian Corp.  /1/                                                              4,740,900          88,181
Waste Management, Inc.                                                           2,485,100          65,383
Avery Dennison Corp.                                                             1,000,000          64,000
Cendant Corp.  /1/                                                               2,000,000          34,820
MPS Group, Inc. (formerly Modis Professional                                     4,850,000          31,962
 Services, Inc.) /1/
ServiceMaster Co.                                                                2,000,000          27,140
Concord EFS, Inc.  /1/                                                             800,000          24,024
Apollo Group, Inc., Class A  /1/                                                   300,000          14,565


BIOTECHNOLOGY  -  2.39%
Amgen Inc.  /1/                                                                  2,500,000         144,950
Applera Corp. - Applied Biosystems Group                                         4,615,200         104,304
Applera Corp. - Celera Genomics Group  /1/                                         528,800          10,682
Cephalon, Inc.  /1/                                                              1,690,000          98,527
IDEC Pharmaceuticals Corp.  /1/                                                  1,558,500          97,905
Sepracor Inc.  /1/                                                               1,700,000          73,134
OSI Pharmaceuticals, Inc.  /1/                                                   1,500,000          57,075
Affymetrix, Inc.  /1/  /3/                                                       2,000,000          49,200
Genentech, Inc.  /1/                                                               985,000          46,492
Millennium Pharmaceuticals, Inc.  /1/                                            2,400,000          45,072
Medlmmune, Inc.  /1/                                                             1,000,000          41,230
IDEXX Laboratories, Inc.  /1/                                                    1,310,300          34,173
CuraGen Corp.  /1/                                                               2,000,000          33,260
Cell Therapeutics, Inc.  /1/                                                     1,445,000          31,920
ICOS Corp.  /1/                                                                    725,000          31,103
Amylin Pharmaceuticals, Inc.  /1/  /3/                                           3,000,000          26,670
ILEX Oncology, Inc.  /1/                                                           707,000          10,556
ILEX Oncology, Inc.  /1/  /3/                                                      608,000           9,077


INDUSTRIAL CONGLOMERATES  -  2.37%
Tyco International Ltd.                                                         20,125,000         585,638
Minnesota Mining and Manufacturing Co.                                           3,000,000         353,790


TOBACCO  -  2.17%
Philip Morris Companies Inc.                                                    15,000,000         789,900
R.J. Reynolds Tobacco Holdings, Inc.                                               641,666          42,125
Gallaher Group PLC (United Kingdom)                                              3,803,600          26,753


HOTELS, RESTAURANTS & LEISURE  -  2.14%
Starbucks Corp.  /1/                                                            18,700,000         430,287
Carnival Corp.                                                                   8,235,700         224,752
MGM Mirage, Inc.   /1/                                                           5,000,000         172,000
Starwood Hotels & Resorts Worldwide, Inc.                                          300,000          10,800
Fairmont Hotels & Resorts Inc. (Canada)                                            300,000           7,647


AIRLINES  -  2.08%
Southwest Airlines Co.                                                          23,689,777         500,091
Ryanair Holdings PLC (ADR) (Ireland) /1/                                         4,450,000         142,044
Continental Airlines, Inc., Class B  /1/                                         2,390,000          75,285
AMR Corp.  /1/                                                                   2,360,000          61,596
Delta Air Lines, Inc.                                                            1,030,000          35,535
SkyWest, Inc.                                                                      350,000           8,890


AIR FREIGHT & COURIERS  -  1.70%
United Parcel Service, Inc., Class B                                             6,823,300         402,165
FedEx Corp.  /1/                                                                 4,700,000         271,942


COMMUNICATIONS EQUIPMENT  -  1.49%
Nokia Corp., Class A (ADR) (Finland)                                            11,428,000         237,360
Cisco Systems, Inc.  /1/                                                         9,600,000         136,992
Crown Castle International Corp.  /1/                                            9,900,000          61,479
Corning Inc. /1/                                                                 6,602,100          44,432
Telefonaktiebolaget LM Ericsson, Class B (ADR) (Sweden)                          8,000,000          33,760
Brocade Communications Systems, Inc.  /1/                                          900,000          19,773
Nortel Networks Corp. (Canada) /1/                                               3,800,000          19,266
Motorola, Inc.                                                                   1,276,500          16,595
Juniper Networks, Inc.  /1/                                                      1,062,500           9,903
JDS Uniphase Corp.  /1/                                                          1,650,000           8,003
Nexsi Systems Corp., Series C, convertible                                       1,439,084           4,095
 preferred  /1/ /3/ /4/


HEALTH CARE PROVIDERS & SERVICES  -  1.31%
HCA Inc.                                                                         7,000,000         285,110
Cardinal Health, Inc.                                                            1,234,300          81,575
Universal Health Services, Inc., Class B  /1/                                    2,000,000          76,980
Anthem, Inc.  /1/                                                                  752,400          43,714
WellPoint Health Networks Inc.  /1/                                                245,100          29,809


BEVERAGES  -  1.20%
Anheuser-Busch Companies, Inc.                                                   2,880,000         146,448
PepsiCo, Inc.                                                                    2,250,000         113,625
Adolph Coors Co., Class B                                                        1,785,000         108,010
Coca-Cola Co.                                                                    2,250,000         106,628


COMPUTERS & PERIPHERALS  -  1.11%
International Business Machines Corp.                                            1,350,000         132,462
Sun Microsystems, Inc.  /1/                                                     14,316,600         121,834
Lexmark International, Inc., Class A  /1/                                        2,000,000          99,420
Dell Computer Corp.  /1/                                                         1,763,600          43,543
Maxtor Corp.  /1/                                                                3,192,000          22,823
Compaq Computer Corp.                                                            1,800,000          18,252


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.96%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                            5,300,000         202,937
AT&T Corp.                                                                       6,600,000         102,564
Qwest Communications International Inc.                                          2,673,300          23,258
Sprint FON Group                                                                 1,500,000          21,135
WorldCom, Inc. - WorldCom Group  /1/                                             2,000,000          15,040
Broadview Networks Holdings, Inc., Series E,                                     1,588,972          14,700
 convertible preferred  /1/ /3/ /4/
NTL Inc.  /1/                                                                   11,000,000           1,980


AEROSPACE & DEFENSE  -  0.80%
Northrop Grumman Corp.                                                           1,500,000         160,560
Bombardier Inc., Class B (Canada)                                               17,779,200         156,804


ENERGY EQUIPMENT & SERVICES  -  0.80%
Baker Hughes Inc.                                                                4,650,000         164,192
Schlumberger Ltd.                                                                2,400,000         139,704
Nabors Industries, Inc.  /1/                                                       325,000          11,528


INTERNET SOFTWARE & SERVICES  -  0.73%
Yahoo! Inc.  /1/                                                                11,620,600         168,034
SmartForce PLC (ADR) (Ireland) /1/                                               2,355,800          32,392
DoubleClick Inc.  /1/                                                            3,000,000          32,310
CNET Networks, Inc.  /1/                                                         4,412,508          21,004
PayPal, Inc. (formerly Paypal, Inc., Series C,                                   1,350,000          17,190
 convertible preferred)  /1/ /3/ /4/
ProAct Technologies Corp., Series C, convertible                                 6,500,000           6,715
 preferred  /1/ /3/ /4/
Loudcloud, Inc.  /1/  /3/                                                        1,800,400           5,761
Homestore.com, Inc.  /1/                                                         4,100,000           5,002


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.71%
Flextronics International Ltd. (Singapore) /1/                                   6,190,300          88,769
Solectron Corp.  /1/                                                             9,884,000          81,741
Jabil Circuit, Inc.  /1/                                                         4,320,000          80,568
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                    4,000,000          18,281
Celestica Inc. (Canada) /1/                                                        350,000          11,515



FOOD & DRUG RETAILING  -  0.55%
Walgreen Co.                                                                     5,100,000         205,224
Whole Foods Market, Inc.  /1/                                                      248,400          11,041


ELECTRIC UTILITIES  -  0.51%
Edison International  /1/                                                       12,750,000         201,450


INTERNET & CATALOG RETAIL  -  0.40%
eBay Inc.  /1/                                                                   3,065,000         159,533


CONTAINERS & PACKAGING  -  0.36%
Sealed Air Corp.  /1/                                                            3,130,000         140,787


METALS & MINING  -  0.33%
BHP Billiton Ltd. (Australia)                                                   12,266,661          74,684
Rio Tinto PLC (United Kingdom)                                                   2,886,100          58,052


ROAD & RAIL  -  0.29%
Burlington Northern Santa Fe Corp.                                               3,950,000         114,629


OTHER INDUSTRIES  -  0.90%
Computer Sciences Corp.  /1/                                                     1,767,200      $  83,960
Vodafone Group PLC (ADR) (United Kingdom)                                        2,200,000          41,800
Vodafone Group PLC                                                              16,290,000          30,819
Dow Chemical Co.                                                                 1,986,500          62,138
Questar Corp.                                                                    2,475,000          55,267
Becton, Dickinson and Co.                                                        1,000,000          36,690
Medtronic, Inc.                                                                    560,000          24,942
Millennium Chemicals Inc.                                                        1,425,000          19,451


Miscellaneous  -  4.78%
Other equity securities in initial period of acquisition                                         1,891,217


Total equity securities (cost: $31,009,927,000)                                                 33,522,086



                                                                                Principal          Market
                                                                                   amount           value
Short-term securities                                                               (000)           (000)

Federal agency discount notes  -  10.19%
Fannie Mae 1.67%-2.23% due 3/7-8/23/2002                                       $ 1,309,054     $ 1,304,342
Freddie Mac 1.57%-2.32% due 3/5-7/18/2002                                        1,287,952       1,284,174
Federal Home Loan Banks 1.58%-2.17% due 3/4-6/13/2002                            1,168,002       1,165,021
Federal Farm Credit Bank 1.74%-2.26% due 4/5-8/27/2002                             183,100         182,087
Sallie Mae 1.93%-2.39% due 4/18-5/16/2002 /5/                                       50,000          50,000
International Bank for Reconstruction and Development                               48,000          47,950
 1.75%-1.76% due 3/4-5/6/2002


Corporate short-term notes  -  3.59%
Private Export Funding Corp. 1.75%-2.23% due                                       183,325         182,534
 3/15-7/11/2002 /3/
Wells Fargo & Co. 1.70%-1.81% due 3/5-4/22/2002                                    124,000         123,885
Merck & Co., Inc. 1.82%-2.02% due 3/8-4/29/2002                                    103,300         103,205
J.P. Morgan Chase & Co. 1.80% due 5/30/2002                                         25,000          24,886
Park Avenue Receivables Corp. 1.70%-1.80% due                                       66,500          66,417
 3/20-4/3/2002 /3/
Ciesco LP 1.78% due 4/1/2002                                                        25,000          24,960
Corporate Asset Funding Co. Inc. 1.62%-1.78% due                                    65,800          65,683
 3/19-4/16/2002 /3/
American Express Credit Corp. 1.62%-2.00% due                                       89,966          89,848
 3/12-4/22/2002
SBC Communications Inc. 1.95% due 3/6/2002 /3/                                      38,800          38,787
SBC International Inc. 1.72% due 3/27/2002 /3/                                      50,000          49,935
Verizon Global Funding Corp. 1.80% due 3/27/2002 /3/                                50,000          49,932
Verizon Network Funding Corp. 1.78% due 4/24/2002                                   24,000          23,935
GE Financial Assurance Holdings Inc. 1.81% due                                      50,000          49,830
 5/6/2002 /3/
General Electric Capital Corp. 1.64% due 3/20/2002                                  19,200          19,182
Gannett Co., Inc. 1.77% due 3/13-4/10/2002 /3/                                      66,300          66,209
Kraft Foods Inc. 1.75%-1.77% due 4/5-4/9/2002                                       58,700          58,590
United Parcel Service, Inc. 1.73%-1.74% due 3/28/2002                               56,650          56,574
Three Rivers Funding Corp. 1.78%-1.80% due                                          50,000          49,973
 3/4-3/15/2002 /3/
Procter & Gamble Co. 1.77% due 3/22/2002 /3/                                        50,000          49,946
Motiva Enterprises LLC 1.76% -1.78% due 3/5-4/22/2002                               50,000          49,905
Archer Daniels Midland Co. 1.79%  due 4/23/2002 /3/                                 25,000          24,933
Golden Peanut Co., LLC 1.76%-2.05% due 3/11-5/14/2002                               19,178          19,134
Abbott Laboratories 1.72% due 3/5/2002 /3/                                          36,000          35,991
Coca-Cola Co. 1.74% due 4/26/2002                                                   30,300          30,216
E.W. Scripps Co. 1.89% due 3/6/2002 /3/                                             27,000          26,991
Estee Lauder Companies Inc. 1.77% due 4/8/2002 /3/                                  21,750          21,708
Ford Motor Credit Co. 1.79% due 4/10/2002                                           17,600          17,564


U.S. Treasuries  -  1.36%
U.S. Treasury Bills 1.71%-2.15% due 3/7-7/25/2002                                  539,900         537,465


Non-U.S. currency  -  0.00%
New Taiwanese Dollar                                                            NT$43,602            1,245



Total short-term securities (cost: $5,992,817,000)                                               5,993,037


Total investment securities (cost: $37,002,744,000)                                             39,515,123
Excess of cash and receivables over payables                                                        68,417

Net assets                                                                                     $39,583,540


/1/ Non-income-producing security.
/2/ The fund owns 5.11%, and 5.07% of the outstanding voting securities of Cypress Semiconductor
 Corp. and Cadence Designs Systems, Inc., respectively, and thus is considered an affiliate of this company under the Investment Company Act of 1940.
/3/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers;
 resale to the public may require registration.
/4/ Valued under procedures established by the Board
 of Directors.
/5/ Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements.


The Growth Fund of America


Equity securities appearing in the portfolio since August 31, 2001
Anthem
Aon
Bombardier
Brocade Communications Systems
Cablevision Systems Corp.-Rainbow Media
Celestica
Ceridian
Fairmont Hotels & Resorts
Gallaher Group
Hon Hai Precision Industry
ICOS
Imperial Oil
Johnson & Johnson
King Pharmaceuticals
LUKoil Holding
Nabors Industries
Northrop Grumman
Ocean Energy
Office Depot
Rio Tinto
Ryanair Holdings
SkyWest
SmartForce
Staples
Starwood Hotels & Resorts Worldwide
Synopsys
Univision Communications
VERITAS Software
Whole Foods Market
Xilinx

Equity securities eliminated from the portfolio since August 31, 2001
Acxiom
Allergan
Bank of America
Bristol-Myers Squibb
Charter One Financial
Computer Associates International
Cox Communications
EMC
Enzon
Gap
General Electric
Gilead Sciences
Network Appliance
Nikon
Owens-Illinois
Providian Financial
Redback Networks
Samsung Electronics
Sprint PCS
Walt Disney
Wells Fargo


The Growth Fund of America
Financial statements

Statement of assets and liabilities
Unaudited
at February 28, 2002
(dollars and shares in thousands, except per share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $36,654,617)                                                                     $39,129,540
  Affiliated issuers (cost: $346,805)                                                                              384,338
$39,513,878
 Cash denominated in non-U.S. currencies
  (cost: $1,321)
1,245
 Cash
   99
 Receivables for:
  Sales of investments                                                                                             140,598
  Sales of fund's shares                                                                                           179,429
  Dividends and interest                                                                                            22,085
342,112

39,857,334
Liabilities -
 Payables for:
  Purchases of investments                                                                                         209,466
  Repurchases of fund's shares                                                                                      30,493
  Investment advisory services                                                                                       9,326
  Services provided by affiliates                                                                                   23,433
  Deferred Directors' compensation                                                                                     891
  Other fees and expenses                                                                                              185
273,794
Net assets at February 28, 2002
$39,583,540

Net assets consist of:
 Capital paid in on shares of capital stock
$38,665,492
 Distributions in excess of net investment income
 (504)
 Accumulated net realized loss
(1,593,764)
 Net unrealized appreciation
2,512,316
Net assets at February 28, 2002
$39,583,540



Total authorized capital stock -                                                                                    Shares Net asset
value
2,000,000,000 shares, $0.001 par value                                                     Net assets          outstanding   per
share /1/

Class A                                                                                   $35,485,359            1,584,781
$22.39
Class B                                                                                     2,024,558               91,449
22.14
Class C                                                                                       980,930               44,366
22.11
Class F                                                                                     1,085,660               48,584
22.35
Class 529-A                                                                                     5,092                  227
22.39
Class 529-B                                                                                     1,070                   48
22.39
Class 529-C                                                                                       871                   39
22.38


/1/ Maximum offering price and redemption price per share are equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering price per share is $23.76 for both.

See Notes to Financial Statements



Statement of operations
Unaudited
for the six months ended February 28, 2002 (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S.
   withholding tax of $1,682)                                                                                      $90,758
  Interest                                                                                                          82,356
$173,114

 Fees and expenses:
  Investment advisory services                                                                                      57,398
  Distribution services                                                                                             54,670
  Transfer agent services                                                                                           24,945
  Administrative services                                                                                            1,234
  Reports to shareholders                                                                                              932
  Registration statement and prospectus                                                                              4,407
  Postage, stationery and supplies                                                                                   3,544
  Directors' compensation                                                                                               58
  Auditing and legal                                                                                                    56
  Custodian                                                                                                            959
  State and local taxes                                                                                                  1
  Other                                                                                                                 14
148,218
 Net investment income
24,896

Net realized loss and unrealized appreciation on
  investments and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                                   (1,588,120)
  Non-U.S. currency transactions                                                                                    (1,968)
(1,590,088)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                                      263,301
  Non-U.S. currency translations                                                                                       (53)
263,248
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency
(1,326,840)

  Net decrease in net assets resulting from operations
$(1,301,944)

See Notes to Financial Statements





Statement of changes in net assets
(dollars in thousands
                                                                                                          Six months ended      Year
ended
                                                                                                              February 28,
August 31,
                                                                                                                     2002*
  2001
Operations:
 Net investment income                                                                                             $24,896
$202,278
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                                                (1,590,088)
519,724
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                                                263,248
(11,956,287)
  Net decrease in net assets
   resulting from operations                                                                                    (1,301,944)
(11,234,285)

Dividends and distributions paid to shareholders:
  Dividends from net investment income                                                                             (70,857)
(173,095)
  Distributions from net realized gain on investments                                                                     -
(4,924,761)
    Total dividends and distributions paid
     to shareholders                                                                                               (70,857)
(5,097,856)

Capital share transactions                                                                                       4,471,525
11,722,324
Total increase (decrease) in net assets                                                                          3,098,724
(4,609,817)

Net assets:
 Beginning of period                                                                                            36,484,816
41,094,633
 End of period (including distributions in excess of
  net investment income and undistributed
  net investment income: $(504) and
  $47,027, respectively)                                                                                       $39,583,540
$36,484,816

*Unaudited

See Notes to Financial Statements

Notes to financial statements                       Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education.
 The fund's share classes are described below:

SHARE          INITIAL SALES     CONTINGENT          CONVERSION FEATURE
CLASS          CHARGE            DEFERRED SALES
                                 CHARGE UPON
                                 REDEMPTION

Class A        Up to 5.75%       None                None
and Class
529-A

Class B        None              Declines from       Class B and Class
and Class                        5% to zero for      529-B convert to
529-B                            redemptions         Class A and Class
                                 within six          529-B,
                                 years of            respectively,
                                 purchase            after eight years

Class C        None              1% for              Class C converts
                                 redemptions         to Class F after
                                 within one year     10 years
                                 of purchase

Class 529-C    None              1% for              None
                                 redemptions
                                 within one year
                                 of purchase

Class 529-     None              None                None
E*

Class F        None              None                None
and Class
529-F*


*As of February 28, 2002, there were no Class 529-E or Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as cost of investments sold; non-U.S. currency gains and losses; capital losses related to sales of securities within 30 days of purchase; and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of February 28, 2002, the cost of investment securities for federal income tax purposes was $37,007,421,000. For the six months ended February 28, 2002, the fund reclassified $1,570,000 from undistributed net investment income and $1,516,000 from undistributed net realized gains to additional paid-in capital to aligh book with tax reporting.

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (DOLLARS IN
                                                              THOUSANDS

Distributions in excess of net investment income and          $   (1,580)
currency losses

Accumulated short-term losses                                 (1,036,300)

Accumulated long-term losses                                    (550,819)

Unrealized appreciation                                        6,653,272

Unrealized depreciation                                       (4,145,570)


The tax character of distributions paid was as follows:
SIX MONTHS ENDED FEBRUARY 28, 2002
(DOLLARS IN THOUSANDS)

               DISTRIBUTIONS FROM ORDINARY INCOME            DISTRIBUTIONS FROM      TOTAL
                                                             LONG-TERM               DISTRIBUTIONS
                                                             CAPITAL GAINS           PAID

               NET INVESTMENT INCOME      SHORT-TERM
               AND CURRENCY GAINS         CAPITAL GAINS

Class A        $68,450                    -                  -                       $68,450

Class B        -                          -                  -                       -

Class C        -                          -                  -                       -

Class F        2,407                      -                  -                       2,407

Class 529-A/1/   -                          -                  -                       -

Class 529-B/1/   -                          -                  -                       -

Class 529-C/1/   -                          -                  -                       -

Total          $70,857                    -                  -                       $70,857


YEAR ENDED AUGUST 31, 2001

(DOLLARS IN THOUSANDS)                                        DISTRIBUTIONS FROM      TOTAL
               DISTRIBUTIONS FROM ORDINARY INCOME             LONG-TERM               DISTRIBUTIONS
                                                              CAPITAL GAINS           PAID

               NET INVESTMENT INCOME      SHORT-TERM
               AND CURRENCY GAINS         CAPITAL GAINS

Class A        $171,331                   -                   $4,839,060              $5,010,391

Class B        1,764                      -                   85,701                  87,465

Class C/2/     -                          -                   -                       -

Class F/2/     -                          -                   -                       -

Total          $173,095                   -                   $4,924,761              $5,097,856


/1/ Class 529-A, Class 529-B and Class 529-C shares were not offered before February 15, 2002.

/2/ Class C and Class F shares were not offered before March 15, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.50% per annum on the first $1 billion of daily net assets and decreasing to 0.276% on such assets in excess of $55 billion. For the six months ended February 28, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.311% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.25% for Class A shares; 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and 0.50% for Class F and Class 529-F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.25% of such assets. As of February 28, 2002, unreimbursed expenses which remain subject to reimbursement totaled $8,393,000 for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended February 28, 2002, are as follows (dollars in thousands):

FUND SHARE         DISTRIBUTION      TRANSFER AGENT     ADMINISTRATIVE
CLASSES            SERVICES          SERVICES           SERVICES

Class A            $42,350           $23,629            Not applicable

Class B            8,335             1,316              Not applicable

Class C            3,161             Not applicable     $600

Class F            824               Not applicable     634

Class 529-A        -*                Not applicable     -*

Class 529-B        -*                Not applicable     -*

Class 529-C        -*                Not applicable     -*


*Amount less than 1,000

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows:

SIX MONTHS ENDED FEBRUARY 28, 2002

(DOLLARS AND SHARES IN THOUSANDS)
                                                     REINVESTMENTS
                                                     OF DIVIDENDS AND
                                                     DISTRIBUTIONS

                    SALES

                    AMOUNT            SHARES         AMOUNT        SHARES

Class A             $4,973,401        220,230        $67,564       2,886

Class B             727,545           32,580         -*            -*

Class C             646,621           28,881         -             -

Class F             15,829            35,937         2,205         94

Class 529-A/1/      5,085             227            -             -

Class 529-B/1/      1,070             48             -             -

Class 529-C/1/      870               39             -             -



Total net           $7,170,421        317,942        $69,769       2,980
increase
(decrease) in
fund





                    REPURCHASES                      NET INCREASE

                    AMOUNT            SHARES         AMOUNT        SHARES

Class A             $(2,602,810)      (117,485)      $2,438,155    105,631

Class B             (80,462)          (3,680)        647,083       28,900

Class C             (28,754)          (1,307)        617,867       27,574

Class F             (56,635)          (2,540)        761,399       33,491

Class 529-A/1/      (3)               -*             5,082         227

Class 529-B/1/      (1)               -*             1,069         48

Class 529-C/1/      -*                -*             870           39



Total net           $(2,768,665)      (125,012)      $4,471,525    195,910
increase
(decrease) in
fund


YEAR ENDED AUGUST 31, 2001
(DOLLARS AND SHARES IN THOUSANDS)

                                                  REINVESTMENTS OF
                                                  DIVIDENDS AND
                                                  DISTRIBUTIONS

                   SALES

                   AMOUNT           SHARES        AMOUNT          SHARES

Class A            $10,078,469      365,970       $4,828,852      178,384

Class B            1,358,061        50,808        85,046          3,156

Class C/2/         419,123          17,061        -               -

Class F/2/         386,907          15,619        -               -



Total net          $12,242,560      449,458       $4,913,898      181,540
increase
(decrease) in
fund





                   REPURCHASES                    NET INCREASE

                   AMOUNT           SHARES        AMOUNT          SHARES

Class A            $(5,331,055)     (197,798)     $9,576,266      346,556

Class B            (83,616)         (3,255)       1,359,491       50,709

Class C/2/         (6,506)          (269)         412,617         16,792

Class F/2/         (12,957)         (526)         373,950         15,093



Total net          $(5,434,134)     (201,848)     $11,722,324     429,150
increase
(decrease) in
fund


*Amount is less than 1,000 dollars or shares

/1/ Class 529-A, Class 529-B and Class 529-C shares were not offered before February 15, 2002.

/2/ Class C and F shares were not offered before March 15, 2001.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. Any costs incurred in connection with the disposition of such securities will be recorded in the fund on the date of disposition. As of February 28, 2002, the total value of restricted securities was $912,277,000, which represents 2.30% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,759,255,000 and $4,323,649,000, respectively, during the six months ended February 28, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2002, the custodian fee of $959,000 includes $14,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights /1/


                                                                                  Income from       Income from
                                                                                   Investment        Investment
                                                                                   Operations        Operations
                                                                                                            Net
                                                                                                 (losses) gains
                                                                  Net asset               Net     on securities
                                                                      value,       investment    (both realized
                                                                   beginning           income               and
                                                                   of period        (loss)/3/    unrealized)/3/
Class A:
 Six months ended 2/28/2002 /2/                                  $     23.20             $.02             $(.79)

 Year ended 8/31/2001                                                   35.91             .15             (8.62)
 Year ended 8/31/2000                                                   26.20             .18             12.77
 Year ended 8/31/1999                                                   17.95             .07             10.48
 Year ended 8/31/1998                                                   20.14             .10              (.10)
 Year ended 8/31/1997                                                   15.39             .13              5.59
Class B:
 Six months ended 2/28/2002 /2/                                         22.98            (.07)             (.77)
 Year ended 8/31/2001                                                   35.79            (.07)            (8.56)
 Period from 3/15/2000 to 8/31/2000                                     32.44           - /6/              3.35
Class C:
 Six months ended 2/28/2002 /2/                                         22.95            (.07)             (.77)
 Period from 3/15/2001 to 8/31/2001                                     23.78            (.08)             (.75)
Class F:
 Six months ended 2/28/2002 /2/                                         23.19             .01              (.77)
 Period from 3/15/2001 to 8/31/2001                                     23.92             .02              (.75)
Class 529-A -
 Period from 2/15/2002 to                                               22.62           - /6/              (.23)
 2/28/2002 /2/
Class 529-B -
 Period from 2/15/2002 to                                               22.62           - /6/              (.23)
 2/28/2002 /2/
Class 529-C -
 Period from 2/15/2002 to                                               22.62           - /6/              (.24)
 2/28/2002 /2/







                                                                 Income from        Dividends         Dividends
                                                                  Investment              and               and
                                                                  Operations    distributions     distributions


                                                                                    Dividends
                                                                 Total from         (from net     Distributions
                                                                  investment       investment             (from
                                                                  operations          income)    capital gains)
Class A:
 Six months ended 2/28/2002 /2/                                        $(.77)           $(.04)                 -
 Year ended 8/31/2001                                                                    (.15)           $(4.09)
 Year ended 8/31/2000                                                  (8.47)            (.04)            (3.20)
 Year ended 8/31/1999                                                  12.95             (.09)            (2.21)
 Year ended 8/31/1998                                                  10.55             (.13)            (2.06)
 Year ended 8/31/1997                                                       -            (.11)             (.86)
Class B:                                                                5.72
 Six months ended 2/28/2002 /2/                                                              -                 -
 Year ended 8/31/2001                                                   (.84)            (.09)            (4.09)
 Period from 3/15/2000 to 8/31/2000                                    (8.63)                -                 -
Class C:                                                                3.35
 Six months ended 2/28/2002 /2/                                                              -                 -
 Period from 3/15/2001 to 8/31/2001                                     (.84)                -                 -
Class F:                                                                (.83)
 Six months ended 2/28/2002 /2/                                                          (.08)                 -
 Period from 3/15/2001 to 8/31/2001                                     (.76)                -                 -
Class 529-A -                                                           (.73)
 Period from 2/15/2002 to                                                                    -                 -
 2/28/2002 /2/                                                          (.23)
Class 529-B -
 Period from 2/15/2002 to                                                                    -                 -
 2/28/2002 /2/                                                          (.23)
Class 529-C -
 Period from 2/15/2002 to                                                                    -                 -
 2/28/2002 /2/                                                          (.24)







                                                                   Dividends
                                                                         and
                                                               distributions



                                                                                    Net asset
                                                                       Total       value, end            Total
                                                               distributions        of period         return/4/
Class A:
 Six months ended 2/28/2002 /2/                                        $(.04)     $     22.39            (3.31)%
 Year ended 8/31/2001                                                  (4.24)           23.20            (25.28)
 Year ended 8/31/2000                                                  (3.24)           35.91             53.51
 Year ended 8/31/1999                                                  (2.30)           26.20             61.26
 Year ended 8/31/1998                                                  (2.19)           17.95              (.24)
 Year ended 8/31/1997                                                   (.97)           20.14             38.54
Class B:
 Six months ended 2/28/2002 /2/                                             -           22.14             (3.66)
 Year ended 8/31/2001                                                  (4.18)           22.98            (25.83)
 Period from 3/15/2000 to 8/31/2000                                         -           35.79             10.33
Class C:
 Six months ended 2/28/2002 /2/                                             -           22.11             (3.66)
 Period from 3/15/2001 to 8/31/2001                                         -           22.95             (3.49)
Class F:
 Six months ended 2/28/2002 /2/                                         (.08)           22.35             (3.30)
 Period from 3/15/2001 to 8/31/2001                                         -           23.19             (3.05)
Class 529-A -
 Period from 2/15/2002 to                                                   -           22.39             (1.02)
 2/28/2002 /2/
Class 529-B -
 Period from 2/15/2002 to                                                   -           22.39             (1.02)
 2/28/2002 /2/
Class 529-C -
 Period from 2/15/2002 to                                                   -           22.38             (1.06)
 2/28/2002 /2/




                                                                                                      Ratio of
                                                                                     Ratio of        net income
                                                                 Net assets,         expenses            (loss)
                                                               end of period       to average        to average
                                                               (in millions)       net assets        net assets
Class A:
 Six months ended 2/28/2002 /2/                                      $35,485          .75%/5/           .18%/5/
 Year ended 8/31/2001                                                  34,312              .71               .56
 Year ended 8/31/2000                                                  40,671              .70               .58
 Year ended 8/31/1999                                                  20,673              .70               .28
 Year ended 8/31/1998                                                  11,798              .70               .48
 Year ended 8/31/1997                                                  11,646              .72               .73
Class B:
 Six months ended 2/28/2002 /2/                                         2,025        1.52 /5/          (.59)/5/
 Year ended 8/31/2001                                                   1,437             1.48             (.29)
 Period from 3/15/2000 to 8/31/2000                                       424              .66             (.01)
Class C:
 Six months ended 2/28/2002 /2/                                           981        1.55 /5/          (.63)/5/
 Period from 3/15/2001 to 8/31/2001                                       385              .80             (.34)
Class F:
 Six months ended 2/28/2002 /2/                                         1,086         .80 /5/           .12 /5/
 Period from 3/15/2001 to 8/31/2001                                       350              .38               .08
Class 529-A -
 Period from 2/15/2002 to                                                   5              .03               .01
 2/28/2002 /2/
Class 529-B -
 Period from 2/15/2002 to                                                   1              .06             (.02)
 2/28/2002 /2/
Class 529-C -
 Period from 2/15/2002 to                                                   1              .06             (.02)
 2/28/2002 /2/



Supplemental data - all classes                                   Six months
                                                                       ended       Year ended        Year ended
                                                                February 28,       August 31,        August 31,
                                                                        2002             2001       2000

Portfolio turnover rate                                                   14%              36%       47%







Supplemental data - all classes                                   Year ended       Year ended        Year ended
                                                                  August 31,       August 31,        August 31,
                                                                        1999             1998              1997

                                                                          46%              39%               34%
Portfolio turnover rate



/1/ Based on operations for the period
 shown (unless otherwise noted) and,
 accordingly, may not be representative
 of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and 1997 are
 based on shares outstanding on the last
 day of the year, all other periods are
 based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.
/6/ Amounts less than one cent.

[logo - American Funds(sm)]

The right choice for the long term(sm)

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Growth Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employee-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.05% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE GROWTH FUND OF AMERICA, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. IF USED AS SALES MATERIAL AFTER JUNE 30, 2002, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN FUNDS STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. GFA-013-0402
Litho in USA  CDA/L/5625
Printed on recycled paper